Inventories	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Inventories

4.	Inventories

The components of inventories are summarized below (in thousands):

	June 30,	December 31,
	2012	2011
Raw materials	$6,339	$6,184
Work in process	3,628	2,974
Finished goods	5,806	5,217
Provision for excess and obsolete inventory	(538)	(664)
Total inventories	$15,235	$13,711

Included in raw materials at June 30, 2012 and December 31, 2011 are goods in transit of approximately $0.4 million and $0.3 million, respectively.